Other Assets - Summary of Other Assets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Prepayments for insurance expenses	¥ 2,357,106
Value-added tax recoverable			¥ 411,411
Others	62,146		24,781
Total	¥ 2,419,252	$ 370,766	436,192
Non-current
Prepayments for property, equipment and others			¥ 60,724